Accounting policies - Valuation techniques (Details) € in Millions	Dec. 31, 2018 EUR (€) division	Jan. 02, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Number of independent divisions | division	2
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	€ 140,659		€ 124,178	€ 146,991
Financial liabilities, at fair value	127,991		153,600	136,835
Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	4,473	€ 3,546	1,363	1,349	€ 2,481
Financial liabilities, at fair value	442	196	196	86	324
Financial liabilities held for trading | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	289	182	182	69	302
Financial liabilities designated at fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	147	7	7	8	11
Hedging derivatives, category | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	6	7	7	9	11
Financial assets held for trading, category | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	738	437	437	341	950
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,403	1,365
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Level 3 | Equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	462	382
Financial assets designated at fair value through profit or loss, category | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	876		282	325	514
Financial assets designated at fair value through profit or loss, category | Level 3 | Equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value			11	14	150
Financial assets at fair value through other comprehensive income, category | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,435	1,726
Financial assets available for sale, category | Equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value			1,211	1,349
Financial assets available for sale, category | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value			626	656	999
Hedging derivatives, category | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	21	€ 18	18	27	€ 18
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	70,343		107,624	108,765
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	16,104		21,828	20,906
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	54,239		85,796	87,859
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	53,950		85,614	87,790
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	289		182	69
Financial Assets And Liabilities Category [Member] | Financial liabilities designated at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	68,058		59,616	40,263
Financial Assets And Liabilities Category [Member] | Financial liabilities designated at fair value through profit or loss | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	987		769
Financial Assets And Liabilities Category [Member] | Financial liabilities designated at fair value through profit or loss | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	67,071		58,847	40,263
Financial Assets And Liabilities Category [Member] | Financial liabilities designated at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	66,924		58,840	40,255
Financial Assets And Liabilities Category [Member] | Financial liabilities designated at fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	147		7	8
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	6,363		8,044	8,156
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	5		8	9
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	6,358		8,036	8,147
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	6,352		8,029	8,138
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	6		7	9
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	92,879		125,458	148,187
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	37,108		58,215	64,259
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	55,771		67,243	83,928
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	55,033		66,806	83,587
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	738		437	341
Financial Assets And Liabilities Category [Member] | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	10,730
Financial Assets And Liabilities Category [Member] | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,835
Financial Assets And Liabilities Category [Member] | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	8,895
Financial Assets And Liabilities Category [Member] | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	7,492
Financial Assets And Liabilities Category [Member] | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Level 2 | Equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	985
Financial Assets And Liabilities Category [Member] | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,403
Financial Assets And Liabilities Category [Member] | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Level 3 | Equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	462
Financial Assets And Liabilities Category [Member] | Financial assets designated at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	57,460		34,782	31,609
Financial Assets And Liabilities Category [Member] | Financial assets designated at fair value through profit or loss, category | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	3,102		3,823	3,220
Financial Assets And Liabilities Category [Member] | Financial assets designated at fair value through profit or loss, category | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	54,358		30,959	28,389
Financial Assets And Liabilities Category [Member] | Financial assets designated at fair value through profit or loss, category | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	53,482		30,677	28,064
Financial Assets And Liabilities Category [Member] | Financial assets designated at fair value through profit or loss, category | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	876		282	325
Financial Assets And Liabilities Category [Member] | Financial assets at fair value through other comprehensive income, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	121,091
Financial Assets And Liabilities Category [Member] | Financial assets at fair value through other comprehensive income, category | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	103,590
Financial Assets And Liabilities Category [Member] | Financial assets at fair value through other comprehensive income, category | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	17,501
Financial Assets And Liabilities Category [Member] | Financial assets at fair value through other comprehensive income, category | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	16,066
Financial Assets And Liabilities Category [Member] | Financial assets at fair value through other comprehensive income, category | Level 2 | Equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	455
Financial Assets And Liabilities Category [Member] | Financial assets at fair value through other comprehensive income, category | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,435
Financial Assets And Liabilities Category [Member] | Financial assets at fair value through other comprehensive income, category | Level 3 | Equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	581
Financial Assets And Liabilities Category [Member] | Financial assets available for sale, category | Financial Assets Excluding Equity Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value			132,060	115,425
Financial Assets And Liabilities Category [Member] | Financial assets available for sale, category | Level 1 | Financial Assets Excluding Equity Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value			113,258	89,563
Financial Assets And Liabilities Category [Member] | Financial assets available for sale, category | Level 2 and 3 | Financial Assets Excluding Equity Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value			18,802	25,862
Financial Assets And Liabilities Category [Member] | Financial assets available for sale, category | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value			18,176	25,206
Financial Assets And Liabilities Category [Member] | Financial assets available for sale, category | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value			626	656
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	8,607		8,537	10,377
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value				216
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	8,607		8,537	10,161
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	8,586		8,519	10,134
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	21		18	27
Liabilities Under Insurance Contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	765		1,117	652
Liabilities Under Insurance Contracts [Member] | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	765		1,117	652
Liabilities Under Insurance Contracts [Member] | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	€ 765		€ 1,117	€ 652